Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

Pay vs. Performance Table Discussion and Analysis

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between the total compensation of our principal executive officer (PEO) and our other named executive officers (referred to as Non-PEO NEOs) and our financial performance for the fiscal years shown in the table. For further information on our pay-for-performance philosophy and how our executive compensation aligns with the Company’s performance, refer to the Compensation Discussion and Analysis section of this proxy statement.

Pay vs. Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO #1(1&2)	Summary Compensation Table Total for PEO #2(1&2)	Compensation Actually Paid to PEO #1(1,3&4)	Compensation Actually Paid to PEO #2(1,3&4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income (millions)(9)	Company Selected Measure (Adjusted Pre-Tax Margin)(10)
2023	N/A	$10,313,054	$0	$7,007,555	$4,607,575	$3,478,775	$57.99	$61.60	$235	7.50%
2022	N/A	$6,487,981	$0	$3,004,559	$3,000,762	$1,834,114	$63.74	$48.04	$58	7.60%
2021	$873,333	$5,130,162	$1,027,753	$2,381,082	$2,442,646	$1,254,528	$77.34	$74.23	$478	-5.60%
2020	$6,077,957	N/A	$1,571,752	$0	$2,768,356	$1,278,102	$77.19	$75.55	($1,324)	-49.10%
(1)
PEOs and NEOs included in these columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2023		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Mr. Levine, Ms. von Muehlen
2022		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. Von Muehlen
2021	Mr. Tilden	Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. von Muehlen
2020	Mr. Tilden		Mr. Minicucci, Mr. Tackett, Mr. Pedersen, Mr. Harrison, Mr. Beck

(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(3)
The following table details the total equity award adjustments for each applicable year, including the amounts added (or subtracted, as applicable) for each PEO and non-PEO NEOs, as computed in accordance with Item 402(v). In general, the adjustments for equity awards provided in Item 402(v) are as follows:

•
Subtract the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•
Add the fiscal year-end value of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Add the change in value (which may be a negative number) as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
•
Add the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
•
Add the change in value (which may be a negative number) as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•
Subtract as to any option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards.
•
Plus, as to any option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

	PEO 2: Mr. Minicucci	NEO Average
	2023	2023
Summary Compensation Table Total	$10,313,054	$4,607,575
Less: Reported Fair Value of Equity Awards (a)	$7,969,932	$3,194,857
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$4,611,257	$1,860,697
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$707,792	$388,908
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(131,207)	$1,425
Add: Change in Fair Value of Outstanding and Unvested Equity Awards	$(428,813)	$(123,831)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Less: Reported Change in the Actuarial Present Value of Pension Benefits (c)	$94,596	$61,142
Add: Service Cost and Prior Service Cost for Pension Benefits (d)	$0	$0
Compensation Actually Paid	$7,007,555	$3,478,775

(a)
Amounts include the grant date fair value of equity awards granted in the year. More details on clawbacks and equity awards are available in the CD&A Section.
(b)
Amounts include year-end fair value of equity awards granted in the year. More details on clawbacks and equity awards are available in the CD&A Section.
(c)
Amounts reflect the changes in the actuarial present value of pension benefits, as reported in the Summary Compensation Table.
(d)
As described in the Retirement Benefits/Deferred Compensation section above, the tax-qualified defined benefit plan was frozen on January 1, 2014 at its then-current benefit levels and no associated service costs have been incurred since that date. Amounts reflect $0 of the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year, and $0 of the entire cost of benefits granted (or credit for benefits reduced) in the plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.
(5)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(6)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
(7)
The amounts in this column assume the investment of $100 in December 31, 2019 on Alaska Air Group’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date. The peer group index used was updated from the Dow Jones U.S. Airlines Index to be consistent with our 10-K. In comparison, the value of $100 invested in the Dow Jones U.S. Airlines Index would be the following: 2023: $56.39; 2022: $53.09; 2021: $67.94; 2020: $69.23.
(9)
Amounts reflect Alaska Air Group’s net income as reported in our audited financial statements for the applicable year.
(10)
Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix A for the calculation of adjusted pre-tax margin.

Company Selected Measure Name	(Adjusted Pre-Tax Margin)(10
Named Executive Officers, Footnote
(1)
PEOs and NEOs included in these columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2023		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Mr. Levine, Ms. von Muehlen
2022		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. Von Muehlen
2021	Mr. Tilden	Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. von Muehlen
2020	Mr. Tilden		Mr. Minicucci, Mr. Tackett, Mr. Pedersen, Mr. Harrison, Mr. Beck

Peer Group Issuers, Footnote	The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date. The peer group index used was updated from the Dow Jones U.S. Airlines Index to be consistent with our 10-K. In comparison, the value of $100 invested in the Dow Jones U.S. Airlines Index would be the following: 2023: $56.39; 2022: $53.09; 2021: $67.94; 2020: $69.23.
Adjustment To PEO Compensation, Footnote
(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.

Non-PEO NEO Average Total Compensation Amount	$ 4,607,575	$ 3,000,762	$ 2,442,646	$ 2,768,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,478,775	1,834,114	1,254,528	1,278,102
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
Equity Valuation Assumption Difference, Footnote
(3)
The following table details the total equity award adjustments for each applicable year, including the amounts added (or subtracted, as applicable) for each PEO and non-PEO NEOs, as computed in accordance with Item 402(v). In general, the adjustments for equity awards provided in Item 402(v) are as follows:

•
Subtract the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•
Add the fiscal year-end value of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Add the change in value (which may be a negative number) as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
•
Add the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
•
Add the change in value (which may be a negative number) as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•
Subtract as to any option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards.
•
Plus, as to any option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

	PEO 2: Mr. Minicucci	NEO Average
	2023	2023
Summary Compensation Table Total	$10,313,054	$4,607,575
Less: Reported Fair Value of Equity Awards (a)	$7,969,932	$3,194,857
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$4,611,257	$1,860,697
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$707,792	$388,908
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(131,207)	$1,425
Add: Change in Fair Value of Outstanding and Unvested Equity Awards	$(428,813)	$(123,831)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Less: Reported Change in the Actuarial Present Value of Pension Benefits (c)	$94,596	$61,142
Add: Service Cost and Prior Service Cost for Pension Benefits (d)	$0	$0
Compensation Actually Paid	$7,007,555	$3,478,775

(a)
Amounts include the grant date fair value of equity awards granted in the year. More details on clawbacks and equity awards are available in the CD&A Section.
(b)
Amounts include year-end fair value of equity awards granted in the year. More details on clawbacks and equity awards are available in the CD&A Section.
(c)
Amounts reflect the changes in the actuarial present value of pension benefits, as reported in the Summary Compensation Table.
(d)
As described in the Retirement Benefits/Deferred Compensation section above, the tax-qualified defined benefit plan was frozen on January 1, 2014 at its then-current benefit levels and no associated service costs have been incurred since that date. Amounts reflect $0 of the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year, and $0 of the entire cost of benefits granted (or credit for benefits reduced) in the plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.
(5)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(6)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
(7)
The amounts in this column assume the investment of $100 in December 31, 2019 on Alaska Air Group’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date. The peer group index used was updated from the Dow Jones U.S. Airlines Index to be consistent with our 10-K. In comparison, the value of $100 invested in the Dow Jones U.S. Airlines Index would be the following: 2023: $56.39; 2022: $53.09; 2021: $67.94; 2020: $69.23.
(9)
Amounts reflect Alaska Air Group’s net income as reported in our audited financial statements for the applicable year.
	Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix A for the calculation of adjusted pre-tax margin.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation. In accordance with Item 402(v) requirements, we are providing the following unranked list of the financial performance measures used by Alaska Air Group we consider most important to link the compensation actually paid to the NEOs to company performance during fiscal year 2023:

•
Adjusted Pre-Tax Margin
•
Relative TSR
•
ROIC

Total Shareholder Return Amount	$ 57.99	63.74	77.34	77.19
Peer Group Total Shareholder Return Amount	61.6	48.04	74.23	75.55
Net Income (Loss)	$ 235,000,000	$ 58,000,000	$ 478,000,000	$ (1,324,000,000)
Company Selected Measure Amount	0.075	0.076	(0.056)	(0.491)
Adjustment to PEO, Non-PEO NEO, Compensation Footnote [Text Block]

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

	PEO 2: Mr. Minicucci	NEO Average
	2023	2023
Summary Compensation Table Total	$10,313,054	$4,607,575
Less: Reported Fair Value of Equity Awards (a)	$7,969,932	$3,194,857
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$4,611,257	$1,860,697
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$707,792	$388,908
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(131,207)	$1,425
Add: Change in Fair Value of Outstanding and Unvested Equity Awards	$(428,813)	$(123,831)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Less: Reported Change in the Actuarial Present Value of Pension Benefits (c)	$94,596	$61,142
Add: Service Cost and Prior Service Cost for Pension Benefits (d)	$0	$0
Compensation Actually Paid	$7,007,555	$3,478,775

(a)
Amounts include the grant date fair value of equity awards granted in the year. More details on clawbacks and equity awards are available in the CD&A Section.
(b)
Amounts include year-end fair value of equity awards granted in the year. More details on clawbacks and equity awards are available in the CD&A Section.
(c)
Amounts reflect the changes in the actuarial present value of pension benefits, as reported in the Summary Compensation Table.
(d)
As described in the Retirement Benefits/Deferred Compensation section above, the tax-qualified defined benefit plan was frozen on January 1, 2014 at its then-current benefit levels and no associated service costs have been incurred since that date. Amounts reflect $0 of the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year, and $0 of the entire cost of benefits granted (or credit for benefits reduced) in the plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.
(5)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(6)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
(7)
The amounts in this column assume the investment of $100 in December 31, 2019 on Alaska Air Group’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date. The peer group index used was updated from the Dow Jones U.S. Airlines Index to be consistent with our 10-K. In comparison, the value of $100 invested in the Dow Jones U.S. Airlines Index would be the following: 2023: $56.39; 2022: $53.09; 2021: $67.94; 2020: $69.23.
(9)
Amounts reflect Alaska Air Group’s net income as reported in our audited financial statements for the applicable year.
	Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix A for the calculation of adjusted pre-tax margin.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Margin
Non-GAAP Measure Description	Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix A for the calculation of adjusted pre-tax margin.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Less: Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,194,857
Add: Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,860,697
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	388,908
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,425
Add: Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,831
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Less: Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,142
Add: Service Cost and Prior Service Cost for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,313,054	$ 6,487,981	$ 5,130,162
PEO Actually Paid Compensation Amount	7,007,555	$ 3,004,559	$ 2,381,082	$ 0
Adjustment to Compensation, Amount	$ 7,007,555
PEO Name	Mr. Minicucci	Mr. Minicucci	Mr. Minicucci
Actuarial present value of benefits under plans attributable to services	$ 0
Cost of benefits granted (or credit for benefits reduced) in plan amendment (or initiation)	0
Mr. Minicucci [Member] | Less: Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,969,932
Mr. Minicucci [Member] | Add: Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,611,257
Mr. Minicucci [Member] | Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,792
Mr. Minicucci [Member] | Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,207)
Mr. Minicucci [Member] | Add: Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(428,813)
Mr. Minicucci [Member] | Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member] | Less: Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,596
Mr. Minicucci [Member] | Add: Service Cost and Prior Service Cost for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Tilden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 873,333	6,077,957
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 1,027,753	$ 1,571,752
PEO Name			Mr. Tilden	Mr. Tilden